Income taxes (Details) - USD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Income taxes
Tax Loss Expired And Other	$ (9)	$ 695,370	$ (9,069)
Global Intangible Low-taxed Income (gilti)	0	0	40,643
Income Tax Expense (recovery)	5,337	114,187	0
Current Tax Expense	10,858	(20,333)	32,833
Deferred Tax Recovery	$ (5,521)	$ (93,854)	$ 0
Statutory Income Tax Rate	26.50%	26.50%	26.50%
Statutory Income Tax Recovery	$ (765,070)	$ (1,393,726)	$ (889,905)
Non-deductible Expenses/ Non-taxable Income	41,921	53,470	47,287
Change In Valuation Allowance	815,181	540,925	843,877
Financing Costs Booked To Equity	0	(10,128)	0
Difference In Foreign Tax Rates	$ (2,844)	$ (98)	$ 0